Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Depreciation and amortization of property, plant and equipment	$ 614	$ 394	$ 1,568	$ 1,119	$ 1,921	$ 1,437	$ 821
Machinery and Equipment
Property Plant And Equipment [Line Items]
Capital leases included in property, plant and equipment	$ 1,193		$ 1,193		$ 1,505